Geographical Information	9 Months Ended
Jun. 30, 2024
Geographical Information [Abstract]
Geographical Information

Note 20 — Geographical Information

Revenues by Geographic Region

The Company’s net revenue by geographic region, based on ship-to location, are summarized as follows:

	Three months ended June 30,		Nine months ended June 30,
	2024	2023	2024	2023
United States	$1,598	$61	$2,847	$358
China	288	—	288	—
Czech Republic	—	—	17	185
Thailand	—	19	—	245
Other	172	—	336	3
Total net revenue	$2,058	$80	$3,488	$791

Long-Lived Assets

Substantially all of the Company’s long-lived assets are located in the United States.